Prepaid Expenses and Other Assets, Net (Details) ¥ in Millions	12 Months Ended			36 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 JPY (¥)
Prepaid Expense and Other Assets [Abstract]
Other receivables	$ 807,541	$ 881,539
Due from third-party	2,900,000	2,900,000
Bad debt allowance	$ 96,155
Prepaid expenses and others		$ 3,900,000	¥ 517.9
Monthly service fee				$ 100,000	¥ 14.4